Fair Value of Financial Instruments (Details 1) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Cost	$ 7,804,400	$ 3,687,300	$ 327,900
Fair value	7,768,600	3,744,600	331,800
Unrealized holding gain (loss)	(35,800)	57,300	(3,900)
Equity Securities
Cost	118,900	102,200	77,600
Fair value	176,900	154,100	101,900
Unrealized holding gain (loss)	(58,000)	(51,900)	(24,300)
Mutual Funds
Cost	6,708,300	2,752,400	250,300
Fair value	6,619,600	2,766,500	229,900
Unrealized holding gain (loss)	88,700	(14,100)	$ 20,400
Debt Securities
Cost	977,200	832,700
Fair value	972,100	824,000
Unrealized holding gain (loss)	$ (5,100)	$ 8,700